Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Assets, Total	₩ 7,389	₩ 227,318
Less: Assets, non-current	(4,675)	(97,220)
Assets, Current	2,714	130,098
Liabilities, Total	93,770	14,928
Less: Liabilities, non-current	(56,547)	(14,695)
Liabilities, Current	37,223	233
Interest rate swap [member]
Disclosure of detailed information about financial instruments [Line Items]
Liabilities, Total	2,633	3,278
Currency swap [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets, Total	7,389	214,648
Liabilities, Total	81,300	11,650
Currency forwards [member]
Disclosure of detailed information about financial instruments [Line Items]
Assets, Total		₩ 12,670
Liabilities, Total	₩ 9,837